DERIVATIVE LIABILITY - Schedule of calculation of fair value adjustment, derivative liability (Details)		1 Months Ended	12 Months Ended
	Feb. 04, 2019	May 24, 2019	Jan. 31, 2021	Jan. 31, 2020
Derivative Liabilities [abstract]
Discount rate	2.19%	2.50%	0.30%	1.36%
Expected life in years	7 years	7 years	5 years 4 months 2 days	6 years 1 month 20 days
Expected stock volatility	100.00%	100.00%	80.00%	100.00%
Expected volatility of foreign exchange	5.84%	5.29%	5.29%	5.29%